Bank Premises and Equipment (Future Minimum Rental Payments) (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Rent expense in connection with leases	$ 716,000	$ 627,000	$ 151,000